Employees' Stock Option Plans (ESOP) - Schedule of Break-up of Employee Stock Compensation Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	[1]	$ 108	$ 95	$ 79
Employee stock compensation expense		2	2	2
KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense		8	8	8
Employees Other Than KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense		$ 100	$ 87	$ 71

[1]	Includes reversal of employee stock compensation expense on account of resignation / retirement of key managerial personnel